Leases (Q3)	9 Months Ended
Sep. 30, 2023
Leases [Abstract]
Leases
10. Leases
The Company currently leases office facilities and equipment for its practices under noncancelable operating and finance lease agreements expiring on various dates through 2038. Certain of the leases contain renewal options which are exercisable at the Company’s discretion. These renewal options are considered in determining the lease term if it is reasonably certain that the Company will exercise such options. Additionally, the Company leases certain other office and medical equipment under month-to-month lease agreements.
Right-of-use assets and lease liabilities consist of the following at September 30, 2023 and December 31, 2022:

	As of September 30, 2023	As of December 31, 2022
Assets
Operating lease right-of-use assets, net	$46,138	$43,724
Finance lease right-of-use assets, net (included in property and equipment, net)	2,791	1,998
Total right-of-use assets	$48,929	$45,722
Liabilities
Current
Current portion of operating lease liabilities	$7,123	$9,177
Current portion of finance lease liabilities (included in accrued other)	630	425
Long-term	7,753	9,602
Long-term operating lease liabilities	42,261	37,224
Long-term finance lease liabilities (included in other long-term liabilities)	2,126	1,619
Total lease liabilities	$52,140	$48,445
The components of lease costs recognized in the condensed consolidated statements of operations and comprehensive loss consist of the following for the three and nine month periods ended September 30, 2023 and 2022 and are included in selling, general, and administrative expenses unless otherwise noted:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Operating lease costs	$2,820	$3,161	$8,361	$9,297
Finance lease costs
Amortization of finance lease right-of-use assets	122	185	354	413
Interest on finance lease liabilities (included in interest expense)	35	19	79	60
Variable lease costs	560	862	1,742	2,232
Total lease costs	$3,537	$4,227	$10,536	$12,002
The following table reconciles the undiscounted cash flows expected to be paid in each of the next five years and thereafter recorded in the condensed consolidated balance sheets for operating and finance leases as of September 30, 2023:

	Operating Lease	Finance Leases
2023 (remainder of year after September 30, 2023)	$1,679	$188
2024	10,940	753
2025	9,830	731
2026	9,413	492
2027	8,194	428
Thereafter	24,154	528
Total lease payments	64,210	3,120
Less: amount representing interest	(14,826)	(364)
Present value of lease liabilities	49,384	2,756
Less: current portion of lease liabilities	(7,123)	(630)
Long-term lease liabilities, net of current portion	$42,261	$2,126
The weighted-average remaining lease term as of September 30, 2023 and December 31, 2022 was 7.01 years and 5.68 years for operating leases and 5.00 years and 5.37 years for finance leases, respectively. The weighted-average discount rate as of September 30, 2023 and December 31, 2022 was 6.56% and 4.88% for operating leases and 5.12% and 3.60% for finance leases, respectively.
The cash paid for amounts included in the measurement of lease liabilities for the nine months ended September 30, 2023 and 2022 is as follows:

	Nine Months Ended September 30,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$7,678	$9,788
Operating cash flows from finance leases	79	60
Financing cash flows from finance leases	387	321
ROU assets obtained in exchange for new operating lease liabilities	9,862	9,771
ROU assets obtained in exchange for new finance lease liabilities	1,103	—
At September 30, 2023, the Company had entered into two sixty-month finance leases for medical equipment that had not yet commenced. The future commitments related to these leases are approximately $3.8 million and the Company expects to take control of the leased assets early in the fourth quarter.

Leases
10. Leases
The Company currently leases office facilities and equipment for its practices under noncancelable operating and finance lease agreements expiring on various dates through 2038. Certain of the leases contain renewal options which are exercisable at the Company’s discretion. These renewal options are considered in determining the lease term if it is reasonably certain that the Company will exercise such options. Additionally, the Company leases certain other office and medical equipment under month-to-month lease agreements.
Right-of-use assets and lease liabilities consist of the following at September 30, 2023 and December 31, 2022:

	As of September 30, 2023	As of December 31, 2022
Assets
Operating lease right-of-use assets, net	$46,138	$43,724
Finance lease right-of-use assets, net (included in property and equipment, net)	2,791	1,998
Total right-of-use assets	$48,929	$45,722
Liabilities
Current
Current portion of operating lease liabilities	$7,123	$9,177
Current portion of finance lease liabilities (included in accrued other)	630	425
Long-term	7,753	9,602
Long-term operating lease liabilities	42,261	37,224
Long-term finance lease liabilities (included in other long-term liabilities)	2,126	1,619
Total lease liabilities	$52,140	$48,445
The components of lease costs recognized in the condensed consolidated statements of operations and comprehensive loss consist of the following for the three and nine month periods ended September 30, 2023 and 2022 and are included in selling, general, and administrative expenses unless otherwise noted:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Operating lease costs	$2,820	$3,161	$8,361	$9,297
Finance lease costs
Amortization of finance lease right-of-use assets	122	185	354	413
Interest on finance lease liabilities (included in interest expense)	35	19	79	60
Variable lease costs	560	862	1,742	2,232
Total lease costs	$3,537	$4,227	$10,536	$12,002
The following table reconciles the undiscounted cash flows expected to be paid in each of the next five years and thereafter recorded in the condensed consolidated balance sheets for operating and finance leases as of September 30, 2023:

	Operating Lease	Finance Leases
2023 (remainder of year after September 30, 2023)	$1,679	$188
2024	10,940	753
2025	9,830	731
2026	9,413	492
2027	8,194	428
Thereafter	24,154	528
Total lease payments	64,210	3,120
Less: amount representing interest	(14,826)	(364)
Present value of lease liabilities	49,384	2,756
Less: current portion of lease liabilities	(7,123)	(630)
Long-term lease liabilities, net of current portion	$42,261	$2,126
The weighted-average remaining lease term as of September 30, 2023 and December 31, 2022 was 7.01 years and 5.68 years for operating leases and 5.00 years and 5.37 years for finance leases, respectively. The weighted-average discount rate as of September 30, 2023 and December 31, 2022 was 6.56% and 4.88% for operating leases and 5.12% and 3.60% for finance leases, respectively.
The cash paid for amounts included in the measurement of lease liabilities for the nine months ended September 30, 2023 and 2022 is as follows:

	Nine Months Ended September 30,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$7,678	$9,788
Operating cash flows from finance leases	79	60
Financing cash flows from finance leases	387	321
ROU assets obtained in exchange for new operating lease liabilities	9,862	9,771
ROU assets obtained in exchange for new finance lease liabilities	1,103	—
At September 30, 2023, the Company had entered into two sixty-month finance leases for medical equipment that had not yet commenced. The future commitments related to these leases are approximately $3.8 million and the Company expects to take control of the leased assets early in the fourth quarter.